NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Provident VA Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
	10,972 shares (cost $260,918)	$328,176
NVIT Fund - Class IV (TRF4)
	50,257 shares (cost $521,019)	454,830
NVIT Government Bond Fund - Class IV (GBF4)
	17,863 shares (cost $212,340)	213,107
American Century NVIT Growth Fund - Class IV (CAF4)
	7,706 shares (cost $86,436)	106,034
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
	13,276 shares (cost $120,071)	137,138
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
	24,322 shares (cost $291,614)	203,573
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
	36,585 shares (cost $248,014)	372,806
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
	19,539 shares (cost $158,141)	192,846
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
	14,767 shares (cost $235,773)	250,449
NVIT S&P 500 Index Fund - Class IV (GVEX4)
	155,053 shares (cost $1,286,281)	1,355,161
NVIT Large Cap Growth Fund - Class I (NVOLG1)
	108,244 shares (cost $1,638,799)	1,590,111
NVIT Large Cap Growth Fund - Class II (NVOLG2)
	3,028 shares (cost $45,719)	44,365
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
	15,358 shares (cost $168,163)	149,890
NVIT Money Market Fund - Class IV (SAM4)
	1,135,260 shares (cost $1,135,260)	1,135,260
Growth and Income Portfolio - Initial Shares (DGI)
	20,326 shares (cost $416,048)	385,375
Variable Series I - Bond VIP - Class A (SVSB1)
	49,603 shares (cost $291,648)	283,731
Variable Series I - Growth & Income VIP - Class A (SVSGI1)
	75,890 shares (cost $603,130)	566,141
Variable Series I - International VIP - Class A (SVSI1)
	27,654 shares (cost $289,522)	186,386
Capital Income Fund II (FVU2)
	5,951 shares (cost $46,011)	54,866
Fund for US Government Securities II (FVUS2)
	14,855 shares (cost $165,235)	173,211
Equity-Income Portfolio - Initial Class (FEIP)
	40,658 shares (cost $891,804)	759,895
High Income Portfolio - Initial Class (FHIP)
	46,592 shares (cost $222,149)	251,131
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
	46,137 shares (cost $655,759)	636,696
VIP Fund - Growth Portfolio - Initial Class (FGP)
	27,471 shares (cost $861,647)	1,013,421
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
	1,325 shares (cost $37,061)	48,390
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
	1,897 shares (cost $30,938)	25,649
High Yield Portfolio - Administrative Class (PMVHYA)
	2,184 shares (cost $14,938)	16,316

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Total Return Portfolio - Administrative Class (PMVTRA)
	4,776 shares (cost $49,966)	52,635
VIP Trust - Global Bond Fund: Initial Class (VWBF)
	10,188 shares (cost $114,975)	119,299
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
	21,489 shares (cost $232,429)	223,488
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
	4,966 shares (cost $174,202)	152,708
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
	6,351 shares (cost $108,656)	135,725
Advantage VT Opportunity Fund - Class 2 (SVOF)
	4,382 shares (cost $56,064)	76,168

Total Investments		$11,694,977

Accounts Receivable		2,984

		$11,697,961

Contract Owners’ Equity:
Accumulation units		11,697,961

Total Contract Owners’ Equity (note 6)		$11,697,961

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	DSRG	TRF4	GBF4	CAF4	GVIDM	GVDIV4	NVMMG1
Reinvested dividends	$178,924	3,310	5,794	6,498	669	3,107	4,466	-
Mortality and expense risk charges (note 4b)	(181,191)	(5,007)	(7,241)	(3,179)	(1,606)	(1,966)	(3,465)	(5,848)

Net investment income (loss)	(2,267)	(1,697)	(1,447)	3,319	(937)	1,141	1,001	(5,848)

Realized gain (loss) on investments	(97,360)	20,259	(50,401)	(1,179)	2,099	3,262	(34,598)	16,143
Change in unrealized gain (loss) on investments	(297,255)	(17,951)	49,954	10,054	(3,538)	(5,991)	(10,329)	(34,082)

Net gain (loss) on investments	(394,615)	2,308	(447)	8,875	(1,439)	(2,729)	(44,927)	(17,939)

Reinvested capital gains	20,064	-	-	644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(376,818)	611	(1,894)	12,838	(2,376)	(1,588)	(43,926)	(23,787)

Investment Activity:	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4	DGI
Reinvested dividends	$915	1,429	24,953	11,826	203	2,144	1	5,189
Mortality and expense risk charges (note 4b)	(2,942)	(3,796)	(20,502)	(24,148)	(642)	(2,247)	(20,029)	(5,767)

Net investment income (loss)	(2,027)	(2,367)	4,451	(12,322)	(439)	(103)	(20,028)	(578)

Realized gain (loss) on investments	(663)	(12,345)	24,954	696	2,108	(2,000)	-	1,547
Change in unrealized gain (loss) on investments	(11,568)	(4,358)	(25,328)	(54,941)	(3,002)	(4,026)	-	(18,225)

Net gain (loss) on investments	(12,231)	(16,703)	(374)	(54,245)	(894)	(6,026)	-	(16,678)

Reinvested capital gains	-	-	-	6,193	168	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,258)	(19,070)	4,077	(60,374)	(1,165)	(6,129)	(20,028)	(17,256)

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP	FAMP
Reinvested dividends	$13,182	8,129	4,635	2,238	7,765	19,785	17,387	13,185
Mortality and expense risk charges (note 4b)	(4,213)	(8,714)	(3,500)	(795)	(2,577)	(11,784)	(3,428)	(8,059)

Net investment income (loss)	8,969	(585)	1,135	1,443	5,188	8,001	13,959	5,126

Realized gain (loss) on investments	(10,713)	4,670	(49,865)	(143)	1,008	(69,064)	17,942	1,833
Change in unrealized gain (loss) on investments	13,978	(12,784)	3,066	458	1,702	58,665	(24,998)	(32,559)

Net gain (loss) on investments	3,265	(8,114)	(46,799)	315	2,710	(10,399)	(7,056)	(30,726)

Reinvested capital gains	-	-	-	-	-	-	-	3,163

Net increase (decrease) in contract owners’ equity resulting from operations	$12,234	(8,699)	(45,664)	1,758	7,898	(2,398)	6,903	(22,437)

Investment Activity:	FGP	FG2	FO2	PMVHYA	PMVTRA	VWBF	VWEM	VWHA
Reinvested dividends	$3,945	65	350	1,136	1,377	9,627	3,111	2,389
Mortality and expense risk charges (note 4b)	(16,099)	(700)	(417)	(226)	(729)	(1,618)	(4,113)	(2,668)

Net investment income (loss)	(12,154)	(635)	(67)	910	648	8,009	(1,002)	(279)

Realized gain (loss) on investments	39,633	316	55	48	103	(1,068)	(7,382)	1,765
Change in unrealized gain (loss) on investments	(42,107)	(547)	(6,040)	(647)	(381)	(2,325)	(76,687)	(37,071)

Net gain (loss) on investments	(2,474)	(231)	(5,985)	(599)	(278)	(3,393)	(84,069)	(35,306)

Reinvested capital gains	3,901	174	51	-	758	2,454	-	2,558

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,727)	(692)	(6,001)	311	1,128	7,070	(85,071)	(33,027)

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SVDF	SVOF
Reinvested dividends	$-	114
Mortality and expense risk charges (note 4b)	(2,022)	(1,144)

Net investment income (loss)	(2,022)	(1,030)

Realized gain (loss) on investments	7,475	(3,855)
Change in unrealized gain (loss) on investments	(5,798)	151

Net gain (loss) on investments	1,677	(3,704)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(345)	(4,734)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		DSRG		TRF4		GBF4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,267)	6,194	(1,697)	(1,894)	(1,447)	(1,924)	3,319	6,000
Realized gain (loss) on investments	(97,360)	(996,691)	20,259	35,469	(50,401)	(34,667)	(1,179)	9,567
Change in unrealized gain (loss) on investments	(297,255)	2,661,598	(17,951)	14,737	49,954	97,190	10,054	(8,766)
Reinvested capital gains	20,064	18,965	-	-	-	-	644	10,132

Net increase (decrease) in contract owners’ equity resulting from operations	(376,818)	1,690,066	611	48,312	(1,894)	60,599	12,838	16,933

Equity transactions:
Purchase payments received from contract owners (note 4a)	23,825	41,916	561	2,606	1,487	2,046	(98)	69
Transfers between funds	-	(22,831)	(8,877)	402	(242)	1,210	5,162	(124,213)
Redemptions (note 4a)	(2,135,713)	(2,886,788)	(36,272)	(104,416)	(116,723)	(24,108)	(74,105)	(81,736)
Net policy repayments (loans) (note 3)	(14,639)	(757)	(36)	(31)	-	-	(2)	(3)
Administrative charges (note 4c)	(1,325)	(15,190)	(42)	(47)	(72)	(28)	(37)	(267)
Adjustments to maintain reserves	(44,541)	(195,628)	(116)	(3,199)	(157)	(3,649)	8	(4,651)

Net equity transactions	(2,172,393)	(3,079,278)	(44,782)	(104,685)	(115,707)	(24,529)	(69,072)	(210,801)

Net change in contract owners’ equity	(2,549,211)	(1,389,212)	(44,171)	(56,373)	(117,601)	36,070	(56,234)	(193,868)
Contract owners’ equity beginning of period	14,247,172	15,636,384	372,363	428,736	572,545	536,475	269,271	463,139

Contract owners’ equity end of period	$11,697,961	14,247,172	328,192	372,363	454,944	572,545	213,037	269,271

CHANGES IN UNITS:
Beginning units	16,532	17,416	359	464	652	677	285	499
Units purchased	273	5,356	1	4	3	5	7	5
Units redeemed	(2,840)	(6,240)	(42)	(109)	(124)	(30)	(79)	(219)

Ending units	13,965	16,532	318	359	531	652	213	285

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	CAF4		GVIDM		GVDIV4		NVMMG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(937)	(1,145)	1,141	2,459	1,001	1,786	(5,848)	(3,291)
Realized gain (loss) on investments	2,099	8,671	3,262	17,086	(34,598)	(95,364)	16,143	6,737
Change in unrealized gain (loss) on investments	(3,538)	16,550	(5,991)	(3,129)	(10,329)	100,948	(34,082)	86,985
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,376)	24,076	(1,588)	16,416	(43,926)	7,370	(23,787)	90,431

Equity transactions:
Purchase payments received from contract owners (note 4a)	434	1,617	1,403	1,440	(211)	892	234	411
Transfers between funds	(732)	1,444	-	6,463	(6,576)	(5,855)	(11,440)	2,184
Redemptions (note 4a)	(9,763)	(84,922)	(12,208)	(85,297)	(18,813)	(79,259)	(28,824)	(22,705)
Net policy repayments (loans) (note 3)	-	-	-	-	(1)	-	(1)	(1)
Administrative charges (note 4c)	(5)	(25)	(10)	(142)	(12)	(111)	(31)	(10)
Adjustments to maintain reserves	(397)	(3,598)	(27)	(9,448)	772	(1,800)	(58)	(3,896)

Net equity transactions	(10,463)	(85,484)	(10,842)	(86,984)	(24,841)	(86,133)	(40,120)	(24,017)

Net change in contract owners’ equity	(12,839)	(61,408)	(12,430)	(70,568)	(68,767)	(78,763)	(63,907)	66,414
Contract owners’ equity beginning of period	118,744	180,152	149,388	219,956	272,616	351,379	436,481	370,067

Contract owners’ equity end of period	$105,905	118,744	136,958	149,388	203,849	272,616	372,574	436,481

CHANGES IN UNITS:
Beginning units	224	391	598	737	344	431	708	742
Units purchased	3	12	-	-	8	11	-	-
Units redeemed	(23)	(179)	(26)	(139)	(43)	(98)	(96)	(34)

Ending units	204	224	572	598	309	344	612	708

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCVF4		SCF4		GVEX4		NVOLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,027)	(1,652)	(2,367)	(3,151)	4,451	4,690	(12,322)	(1,449)
Realized gain (loss) on investments	(663)	(37,889)	(12,345)	(36,912)	24,954	97,926	696	46
Change in unrealized gain (loss) on investments	(11,568)	93,867	(4,358)	101,556	(25,328)	85,339	(54,941)	6,252
Reinvested capital gains	-	-	-	-	-	-	6,193	486

Net increase (decrease) in contract owners’ equity resulting from operations	(14,258)	54,326	(19,070)	61,493	4,077	187,955	(60,374)	5,335

Equity transactions:
Purchase payments received from contract owners (note 4a)	(110)	687	203	808	6,719	7,442	(158)	(46)
Transfers between funds	(6,977)	(6,826)	(7,613)	2,320	(920)	(27,582)	(25,653)	1,901,017
Redemptions (note 4a)	(6,215)	(96,754)	(23,375)	(59,545)	(161,158)	(430,351)	(223,780)	(6,040)
Net policy repayments (loans) (note 3)	-	-	(8)	(6)	(14,128)	(128)	(39)	-
Administrative charges (note 4c)	(5)	(126)	(7)	(36)	(119)	(374)	(148)	(9)
Adjustments to maintain reserves	(29)	(4,366)	(164)	(5,244)	1,043	(3,157)	(310)	123

Net equity transactions	(13,336)	(107,385)	(30,964)	(61,703)	(168,563)	(454,150)	(250,088)	1,895,045

Net change in contract owners’ equity	(27,594)	(53,059)	(50,034)	(210)	(164,486)	(266,195)	(310,462)	1,900,380
Contract owners’ equity beginning of period	220,490	273,549	300,277	300,487	1,520,456	1,786,651	1,900,380	-

Contract owners’ equity end of period	$192,896	220,490	250,243	300,277	1,355,970	1,520,456	1,589,918	1,900,380

CHANGES IN UNITS:
Beginning units	279	426	390	474	1,070	1,419	2,738	-
Units purchased	2	14	4	10	7	39	-	2,738
Units redeemed	(20)	(161)	(45)	(94)	(126)	(388)	(362)	-

Ending units	261	279	349	390	951	1,070	2,376	2,738

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG2		EIF4		SAM4		DGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(439)	(34)	(103)	181	(20,028)	(24,266)	(578)	(724)
Realized gain (loss) on investments	2,108	-	(2,000)	(16,467)	-	-	1,547	(1,067)
Change in unrealized gain (loss) on investments	(3,002)	153	(4,026)	37,079	-	-	(18,225)	64,059
Reinvested capital gains	168	12	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,165)	131	(6,129)	20,793	(20,028)	(24,266)	(17,256)	62,268

Equity transactions:
Purchase payments received from contract owners (note 4a)	(109)	-	28	1,100	1,168	2,066	(328)	(366)
Transfers between funds	-	46,118	74	(1,973)	1,280	989,399	12	10,659
Redemptions (note 4a)	-	-	(9,308)	(42,321)	(618,417)	(411,391)	(26,807)	(26,972)
Net policy repayments (loans) (note 3)	-	-	(1)	(1)	(133)	(331)	(45)	(36)
Administrative charges (note 4c)	-	-	(4)	(157)	(290)	(311)	(44)	(26)
Adjustments to maintain reserves	(46,812)	46,359	270	(6,156)	(121)	(9,647)	(169)	(4,506)

Net equity transactions	(46,921)	92,477	(8,941)	(49,508)	(616,513)	569,785	(27,381)	(21,247)

Net change in contract owners’ equity	(48,086)	92,608	(15,070)	(28,715)	(636,541)	545,519	(44,637)	41,021
Contract owners’ equity beginning of period	92,608	-	165,116	193,831	1,771,869	1,226,350	430,061	389,040

Contract owners’ equity end of period	$44,522	92,608	150,046	165,116	1,135,328	1,771,869	385,424	430,061

CHANGES IN UNITS:
Beginning units	67	-	265	343	2,553	1,732	415	434
Units purchased	-	67	2	4	48	1,592	-	12
Units redeemed	-	-	(17)	(82)	(942)	(771)	(27)	(31)

Ending units	67	67	250	265	1,659	2,553	388	415

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SVSB1		SVSGI1		SVSI1		FVU2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,969	10,386	(585)	1,214	1,135	2,617	1,443	2,726
Realized gain (loss) on investments	(10,713)	(40,817)	4,670	(5,661)	(49,865)	(20,904)	(143)	(1,860)
Change in unrealized gain (loss) on investments	13,978	47,497	(12,784)	68,591	3,066	15,792	458	4,286
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,234	17,066	(8,699)	64,144	(45,664)	(2,495)	1,758	5,152

Equity transactions:
Purchase payments received from contract owners (note 4a)	(138)	131	(236)	(157)	1,454	2,033	(67)	(66)
Transfers between funds	(10,489)	64,810	(6,950)	79,818	(10,259)	(18,026)	-	1,870
Redemptions (note 4a)	(26,281)	(90,897)	(64,888)	(109,689)	(64,953)	(31,577)	(4,162)	(3,548)
Net policy repayments (loans) (note 3)	-	-	(118)	(73)	(63)	(46)	-	-
Administrative charges (note 4c)	(22)	(72)	(65)	(57)	(30)	(21)	-	(3)
Adjustments to maintain reserves	247	(7,703)	(363)	(7,739)	356	(5,338)	(192)	(4,709)

Net equity transactions	(36,683)	(33,731)	(72,620)	(37,897)	(73,495)	(52,975)	(4,421)	(6,456)

Net change in contract owners’ equity	(24,449)	(16,665)	(81,319)	26,247	(119,159)	(55,470)	(2,663)	(1,304)
Contract owners’ equity beginning of period	308,291	324,956	647,164	620,917	305,677	361,147	57,549	58,853

Contract owners’ equity end of period	$283,842	308,291	565,845	647,164	186,518	305,677	54,886	57,549

CHANGES IN UNITS:
Beginning units	386	419	696	748	404	470	65	63
Units purchased	15	143	-	125	8	14	-	7
Units redeemed	(60)	(176)	(78)	(177)	(112)	(80)	(5)	(5)

Ending units	341	386	618	696	300	404	60	65

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FVUS2		FC2		FEIP		FHIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,188	11,545	-	(223)	8,001	2,978	13,959	16,613
Realized gain (loss) on investments	1,008	2,233	-	1,284	(69,064)	(127,885)	17,942	32,952
Change in unrealized gain (loss) on investments	1,702	(1,091)	-	904	58,665	240,908	(24,998)	(15,132)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,898	12,687	-	1,965	(2,398)	116,001	6,903	34,433

Equity transactions:
Purchase payments received from contract owners (note 4a)	(110)	2,018	-	(39)	5,258	8,015	122	25
Transfers between funds	(7,870)	(142,999)	-	(19,586)	(7,976)	23,190	22,526	(2,802)
Redemptions (note 4a)	(17,563)	(35,485)	-	(2,501)	(210,080)	(256,721)	(57,120)	(69,857)
Net policy repayments (loans) (note 3)	(4)	(5)	-	-	(28)	(26)	-	-
Administrative charges (note 4c)	(12)	(27)	-	(74)	(103)	(136)	(21)	(35)
Adjustments to maintain reserves	658	(5,669)	-	(6,159)	347	(7,982)	32	(8,608)

Net equity transactions	(24,901)	(182,167)	-	(28,359)	(212,582)	(233,660)	(34,461)	(81,277)

Net change in contract owners’ equity	(17,003)	(169,480)	-	(26,394)	(214,980)	(117,659)	(27,558)	(46,844)
Contract owners’ equity beginning of period	190,641	360,121	-	26,394	975,477	1,093,136	278,968	325,812

Contract owners’ equity end of period	$173,638	190,641	-	-	760,497	975,477	251,410	278,968

CHANGES IN UNITS:
Beginning units	205	393	-	36	705	893	288	367
Units purchased	5	16	-	-	7	43	25	38
Units redeemed	(31)	(204)	-	(36)	(160)	(231)	(60)	(117)

Ending units	179	205	-	-	552	705	253	288

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FAMP		FCP		FGO2		FGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,126	1,486	-	(21,930)	-	(322)	(12,154)	(13,126)
Realized gain (loss) on investments	1,833	(3,031)	-	(307,973)	-	7,465	39,633	63,104
Change in unrealized gain (loss) on investments	(32,559)	61,886	-	559,877	-	(1,493)	(42,107)	180,160
Reinvested capital gains	3,163	2,787	-	-	-	-	3,901	3,815

Net increase (decrease) in contract owners’ equity resulting from operations	(22,437)	63,128	-	229,974	-	5,650	(10,727)	233,953

Equity transactions:
Purchase payments received from contract owners (note 4a)	4,251	4,171	-	788	-	(65)	947	(65)
Transfers between funds	110,395	33,098	-	(1,797,019)	-	(26,532)	(23,918)	5,435
Redemptions (note 4a)	(29,410)	(71,487)	-	(190,265)	-	(4,095)	(174,825)	(217,225)
Net policy repayments (loans) (note 3)	-	-	-	(43)	-	-	(15)	(13)
Administrative charges (note 4c)	(19)	(50)	-	(151)	-	(74)	(163)	(143)
Adjustments to maintain reserves	189	(1,575)	-	(2,130)	-	(1,005)	868	(6,434)

Net equity transactions	85,406	(35,843)	-	(1,988,820)	-	(31,771)	(197,106)	(218,445)

Net change in contract owners’ equity	62,969	27,285	-	(1,758,846)	-	(26,121)	(207,833)	15,508
Contract owners’ equity beginning of period	573,775	546,490	-	1,758,846	-	26,121	1,221,853	1,206,345

Contract owners’ equity end of period	$636,744	573,775	-	-	-	-	1,014,020	1,221,853

CHANGES IN UNITS:
Beginning units	497	528	-	1,105	-	83	993	1,197
Units purchased	102	52	-	69	-	-	5	38
Units redeemed	(25)	(83)	-	(1,174)	-	(83)	(164)	(242)

Ending units	574	497	-	-	-	-	834	993

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FG2		FO2		PMVHYA		PMVTRA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(635)	(578)	(67)	(86)	910	1,208	648	601
Realized gain (loss) on investments	316	990	55	849	48	1,225	103	833
Change in unrealized gain (loss) on investments	(547)	8,321	(6,040)	692	(647)	(398)	(381)	567
Reinvested capital gains	174	151	51	50	-	-	758	1,532

Net increase (decrease) in contract owners’ equity resulting from operations	(692)	8,884	(6,001)	1,505	311	2,035	1,128	3,533

Equity transactions:
Purchase payments received from contract owners (note 4a)	(100)	(85)	(54)	(52)	(41)	(38)	(115)	(112)
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (note 4a)	-	-	-	-	-	1	-	-
Net policy repayments (loans) (note 3)	-	-	-	-	-	-	-	-
Administrative charges (note 4c)	-	-	-	-	-	(1)	-	-
Adjustments to maintain reserves	93	(3,559)	212	(7,274)	32	(10,410)	(839)	(8,245)

Net equity transactions	(7)	(3,644)	158	(7,326)	(9)	(10,448)	(954)	(8,357)

Net change in contract owners’ equity	(699)	5,240	(5,843)	(5,821)	302	(8,413)	174	(4,824)
Contract owners’ equity beginning of period	49,259	44,019	31,606	37,427	15,930	24,343	52,014	56,838

Contract owners’ equity end of period	$48,560	49,259	25,763	31,606	16,232	15,930	52,188	52,014

CHANGES IN UNITS:
Beginning units	142	142	68	68	19	19	56	56
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	-	-	-	(1)	-

Ending units	142	142	68	68	19	19	55	56

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWBF		VWEM		VWHA		SVDF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,009	4,899	(1,002)	(2,396)	(279)	(854)	(2,022)	(1,647)
Realized gain (loss) on investments	(1,068)	633	(7,382)	(36,287)	1,765	(1,466)	7,475	7,912
Change in unrealized gain (loss) on investments	(2,325)	284	(76,687)	105,469	(37,071)	24,207	(5,798)	31,024
Reinvested capital gains	2,454	-	-	-	2,558	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,070	5,816	(85,071)	66,786	(33,027)	21,887	(345)	37,289

Equity transactions:
Purchase payments received from contract owners (note 4a)	1,592	1,690	108	124	(102)	(94)	(82)	1,694
Transfers between funds	5,347	(29,936)	(4,808)	(23,632)	(2,897)	133,709	(854)	45,404
Redemptions (note 4a)	(15,635)	(25,239)	(29,175)	(51,626)	(18,814)	(10,606)	(19,268)	(12,215)
Net policy repayments (loans) (note 3)	-	-	(7)	(7)	(10)	(7)	-	-
Administrative charges (note 4c)	(12)	(197)	(30)	(233)	(11)	(2)	(7)	(74)
Adjustments to maintain reserves	(107)	(8,044)	552	(13,448)	(23)	(17,386)	(329)	(6,270)

Net equity transactions	(8,815)	(61,726)	(33,360)	(88,822)	(21,857)	105,614	(20,540)	28,539

Net change in contract owners’ equity	(1,745)	(55,910)	(118,431)	(22,036)	(54,884)	127,501	(20,885)	65,828
Contract owners’ equity beginning of period	121,337	177,247	342,332	364,368	207,595	80,094	156,449	90,621

Contract owners’ equity end of period	$119,592	121,337	223,901	342,332	152,711	207,595	135,564	156,449

CHANGES IN UNITS:
Beginning units	132	192	262	334	112	43	384	277
Units purchased	8	21	7	20	1	77	3	153
Units redeemed	(18)	(81)	(35)	(92)	(13)	(8)	(51)	(46)

Ending units	122	132	234	262	100	112	336	384

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SVOF		MEGSS		MVITSC		MNDSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,030)	(595)	-	(33)	-	63	-	(30)
Realized gain (loss) on investments	(3,855)	(4,851)	-	2,906	-	194	-	(318)
Change in unrealized gain (loss) on investments	151	26,393	-	(3,520)	-	(568)	-	400
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,734)	20,947	-	(647)	-	(311)	-	52

Equity transactions:
Purchase payments received from contract owners (note 4a)	(85)	766	-	(10)	-	-	-	(10)
Transfers between funds	255	13,456	-	-	-	-	-	-
Redemptions (note 4a)	(37,771)	(4,747)	-	(7,206)	-	-	-	(5,216)
Net policy repayments (loans) (note 3)	-	-	-	-	-	-	-	-
Administrative charges (note 4c)	(4)	(4)	-	(154)	-	(58)	-	(96)
Adjustments to maintain reserves	(7)	(5,643)	-	(4,695)	-	(5,996)	-	(4,314)

Net equity transactions	(37,612)	3,828	-	(12,065)	-	(6,054)	-	(9,636)

Net change in contract owners’ equity	(42,346)	24,775	-	(12,712)	-	(6,365)	-	(9,584)
Contract owners’ equity beginning of period	118,590	93,815	-	12,712	-	6,365	-	9,584

Contract owners’ equity end of period	$76,244	118,590	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	171	155	-	28	-	-	-	12
Units purchased	2	26	-	-	-	-	-	-
Units redeemed	(55)	(10)	-	(28)	-	-	-	(12)

Ending units	118	171	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVRSC		OCCSC		OCCM		OCCE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	44	-	(1,447)	-	17,495	-	-
Realized gain (loss) on investments	-	359	-	(310,851)	-	(210,862)	-	-
Change in unrealized gain (loss) on investments	-	(613)	-	380,685	-	233,650	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(210)	-	68,387	-	40,283	-	-

Equity transactions:
Purchase payments received from contract owners (note 4a)	-	-	-	(371)	-	853	-	-
Transfers between funds	-	-	-	(495,004)	-	(662,852)	-	-
Redemptions (note 4a)	-	-	-	(4,072)	-	(126,698)	-	-
Net policy repayments (loans) (note 3)	-	-	-	-	-	-	-	-
Administrative charges (note 4c)	-	(40)	-	(4,638)	-	(7,181)	-	-
Adjustments to maintain reserves	-	(5,793)	-	180	-	(266)	-	(4,574)

Net equity transactions	-	(5,833)	-	(503,905)	-	(796,144)	-	(4,574)

Net change in contract owners’ equity	-	(6,043)	-	(435,518)	-	(755,861)	-	(4,574)
Contract owners’ equity beginning of period	-	6,043	-	435,518	-	755,861	-	4,574

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	408	-	611	-	-
Units purchased	-	-	-	-	-	1	-	-
Units redeemed	-	-	-	(408)	-	(612)	-	-

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

VWRE
	2011	2010
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 4a)	-	-
Transfers between funds	-	-
Redemptions (note 4a)	-	-
Net policy repayments (loans) (note 3)	-	-
Administrative charges (note 4c)	-	-
Adjustments to maintain reserves	-	(8,005)

Net equity transactions	-	(8,005)

Net change in contract owners’ equity	-	(8,005)
Contract owners’ equity beginning of period	-	8,005

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	-
Units redeemed	-	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Organization

The Nationwide Provident VA Separate Account 1 (the Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

DREYFUS CORPORATION FUNDS

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)*

Investors Trust Series - Service Class (MVITSC)*

New Discovery Series - Service Class (MNDSC)*

Research Series - Service Class (MVRSC)*

NATIONWIDE FUNDS GROUP

NVIT Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series I - Bond VIP - Class A (SVSB1)

Variable Series I - Growth & Income VIP - Class A (SVSGI1)

Variable Series I - International VIP - Class A (SVSI1)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Income Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

High Yield Portfolio - Administrative Class (PMVHYA)

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2011, contract owners were not invested in the fund.

The contract owner’s equity is affected by the investment results of each fund, equity transactions by contractowners and certain contract expenses (see note 4).

The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV, J.P. Morgan NVIT Balanced Fund Class IV, Nationwide NVIT Mid Cap Growth Fund Class IV, Nationwide NVIT International Value Fund Class IV Subaccounts are the only funds available to owners of a Market Street VIP contract.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation:

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes:

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards:

FASB ASC 820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS December 31, 2011

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Contract Loans

Contract provisions allow contractowners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(4) Expenses and Related Party Transactions

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 - 4% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 contract years (surrender charges ranges from 0 - 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges ranges from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with contract maintenance charges in the Statement of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total net transfers between the Account and the Company were $217,177 and $660, respectively. In 2011, transfers resulted in a net inflow to the Account. Transfers to and from the Account to the fixed account are included in either redemptions, or transfers between funds on the accompanying Statements of Changes in Contract Owners’ Equity.

(b) Mortality and Expense Risk Charges

In addition, to compensate for costs associated with administration of the contracts, for some contracts the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of 0.15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations. The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(c) Administrative Charges

An annual administrative fee of $0 - $30 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. An optional annual deduction for an additional death benefit rider may be made (0.25% of the contract account value). During any given contract year, the first four transfers by VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowners will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(5) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$11,694,977	$0	$0	$11,694,977

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares ( DSRG)	$8,176	$54,536
NVIT Fund - Class IV ( TRF4)	8,281	125,294
NVIT Government Bond Fund - Class IV ( GBF4)	13,775	78,875

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS December 31, 2011

American Century NVIT Growth Fund - Class IV ( CAF4)		1,581	12,589
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM)		4,591	14,278
NVIT Multi-Manager International Value Fund - Class IV ( GVDIV4)		11,023	35,644
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1)		1,038	46,967
NVIT Multi-Manager Small Cap Value Fund - Class IV ( SCVF4)		2,111	17,657
NVIT Multi-Manager Small Company Fund - Class IV ( SCF4)		3,792	36,969
NVIT S&P 500 Index Fund - Class IV ( GVEX4)		36,086	201,252
NVIT Large Cap Growth Fund - Class I ( NVOLG1)		24,862	280,758
NVIT Large Cap Growth Fund - Class II ( NVOLG2)		371	752
Van Kampen NVIT Comstock Value Fund - Class IV ( EIF4)		3,016	12,342
NVIT Money Market Fund - Class IV ( SAM4)		19,503	656,374
Growth and Income Portfolio - Initial Shares ( DGI)		5,221	33,017
Variable Series I - Bond VIP - Class A ( SVSB1)		25,487	53,783
Variable Series I - Growth & Income VIP - Class A ( SVSGI1)		8,163	81,106
Variable Series I - International VIP - Class A ( SVSI1)		8,840	81,695
Capital Income Fund II ( FVU2)		2,242	5,030
Fund for US Government Securities II ( FVUS2)		11,304	31,655
Contrafund Portfolio - Service Class 2 ( FC2)		-	5
Equity-Income Portfolio - Initial Class ( FEIP)		23,782	228,719
High Income Portfolio - Initial Class ( FHIP)		43,160	63,691
VIP Fund - Asset Manager Portfolio - Initial Class ( FAMP)		129,748	36,258
VIP Fund - Contrafund Portfolio - Initial Class ( FCP)		-	78
VIP Fund - Growth Opportunities Portfolio - Service Class 2 ( FGO2)		-	5,709
VIP Fund - Growth Portfolio - Initial Class ( FGP)		14,662	220,876
VIP Fund - Growth Portfolio - Service Class 2 ( FG2)		239	811
VIP Fund - Overseas Portfolio - Service Class 2 ( FO2)		3,990	472
High Yield Portfolio - Administrative Class ( PMVHYA)		1,136	360
Total Return Portfolio - Administrative Class ( PMVTRA)		2,136	1,131
VIP Trust - Global Bond Fund: Initial Class ( VWBF)		19,619	17,867
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM)		9,370	44,285
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA)		5,217	29,684
Advantage Funds Variable Trust - VT Discovery Fund ( SVDF)		918	23,169
Advantage VT Opportunity Fund - Class 2 ( SVOF)		995	39,636

	Total	$454,435	$2,573,324

(6) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	1.40%	318	$ 1,032.05	$328,192	0.92%	-0.50%
2010	1.40%	359	1,037.22	372,363	0.92%	13.22%
2009	1.40%	464	916.11	425,073	1.02%	31.90%
2008	1.40%	539	694.57	374,425	0.77%	-35.34%
2007	1.40%	641	1,074.15	688,674	0.55%	6.28%
Growth Series - Service Class (MEGSS)
2009	1.40%	28	275.47	7,713	0.06%	35.42%
2008	1.40%	28	203.42	5,765	0.00%	-38.42%
2007	1.40%	28	330.32	9,386	0.00%	19.19%
Investors Trust Series -Service Class (MVITSC)
2007	1.40%	189	530.51	100,270	0.57%	8.49%
New Discovery Series - Service Class (MNDSC)
2009	1.40%	12	447.16	5,366	0.00%	60.66%
2008	1.40%	12	278.33	3,311	0.00%	-40.36%
2007	1.40%	12	466.70	5,569	0.00%	0.82%
Research Series - Service Class (MVRSC)
2007	1.40%	435	459.42	199,649	0.48%	11.35%
NVIT Fund - Class IV (TRF4)
2011	1.20% to 1.40%	531	118.60 to 1,043.05	454,944	1.10%	-0.56% to -0.76%
2010	1.20% to 1.40%	652	119.27 to 1,051.06	572,545	1.04%	12.13% to 11.90%
2009	1.20% to 1.40%	677	106.37 to 939.27	532,605	1.37%	24.44% to 24.19%
2008	1.20% to 1.40%	805	85.48 to 756.30	512,661	1.43%	-42.25% to -42.36%
2007	1.20% to 1.40%	899	148.01 to 1,312.21	1,008,363	1.03%	6.89% to 6.67%
NVIT Government Bond Fund - Class IV (GBF4)
2011	1.40%	213	1,000.17	213,037	2.83%	5.86%
2010	1.40%	285	944.81	269,271	2.80%	3.33%
2009	1.40%	499	914.40	456,288	3.72%	1.26%
2008	1.20% to 1.40%	373	107.99 to 903.03	336,517	4.07%	6.33% to 6.12%
2007	1.20% to 1.40%	651	101.56 to 850.95	554,024	4.45%	5.98% to 5.77%
American Century NVIT Growth Fund - Class IV (CAF4)
2011	1.40%	204	519.14	105,905	0.58%	-2.07%
2010	1.40%	224	530.11	118,744	0.58%	17.59%
2009	1.40%	391	450.81	176,268	0.55%	31.76%
2008	1.40%	462	342.14	158,027	0.26%	-39.64%
2007	1.40%	928	566.80	526,143	0.18%	17.89%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	1.20% to 1.40%	572	64.61 to 642.65	136,958	2.13%	-1.23% to -1.43%
2010	1.20% to 1.40%	598	65.42 to 651.95	149,388	2.16%	9.59% to 9.37%	****
2009	1.20% to 1.40%	737	59.69 to 596.09	214,030	1.00%	19.38% to 19.22%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2011	1.20% to 1.40%	309	114.07 to 913.13	203,849	1.76%	-17.16% to -17.32%
2010	1.20% to 1.40%	344	137.70 to 1,104.43	272,616	2.01%	4.93% to 4.72%
2009	1.20% to 1.40%	431	131.23 to 1,054.67	350,214	2.05%	28.34% to 28.08%
2008	1.20% to 1.40%	533	102.25 to 823.42	356,712	1.85%	-46.99% to -47.10%
2007	1.20% to 1.40%	816	192.89 to 1,556.44	1,110,530	2.08%	1.66% to 1.46%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.20% to 1.40%	612	73.01 to 726.18	372,574	0.00%	-5.37% to -5.56%
2010	1.20% to 1.40%	708	77.15 to 768.92	436,481	0.00%	25.31% to 25.06%	****
2009	1.20% to 1.40%	742	61.57 to 614.86	366,591	0.00%	23.14% to 22.97%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2011	1.40%	261	739.06	192,896	0.43%	-6.48%
2010	1.40%	279	790.29	220,490	0.67%	24.85%
2009	1.40%	426	633.00	269,660	0.45%	24.65%
2008	1.40%	448	507.81	233,244	0.97%	-33.21%
2007	1.40%	895	760.37	680,322	1.16%	-8.23%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2011	1.40%	349	717.03	250,243	0.52%	-6.87%
2010	1.40%	390	769.94	300,277	0.29%	23.60%
2009	1.40%	474	622.94	295,275	0.26%	32.74%
2008	1.40%	618	469.30	290,183	0.76%	-39.05%
2007	1.40%	899	769.96	692,001	0.10%	0.72%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2011	1.40%	951	1,425.84	1,355,970	1.68%	0.34%
2010	1.40%	1,070	1,420.99	1,520,456	1.72%	13.13%
2009	1.40%	1,419	1,256.01	1,782,283	2.27%	24.47%
2008	1.40%	1,687	1,009.13	1,702,089	1.90%	-38.16%
2007	1.40%	2,165	1,631.92	3,532,327	1.56%	3.64%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	1.40%	2,376	$669.16	$1,589,918	0.68%	-3.59%
2010	1.40%	2,738	694.08	1,900,380	0.00%	7.29%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	1.40%	67	664.51	44,522	0.44%	-3.85%
2010	1.40%	67	691.10	92,608	0.01%	7.01%
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2011	1.40%	250	600.19	150,046	1.32%	-3.67%
2010	1.40%	265	623.08	165,116	1.52%	14.04%
2009	1.40%	343	546.38	187,409	1.16%	26.90%
2008	1.40%	459	430.56	197,584	1.98%	-37.84%
2007	1.40%	1,073	692.69	743,520	1.71%	-3.55%
NVIT Money Market Fund - Class IV (SAM4)
2011	1.40%	1,659	684.34	1,135,328	0.00%	-1.40%
2010	1.40%	2,553	694.03	1,771,869	0.00%	-1.40%
2009	1.40%	1,732	703.89	1,219,133	0.10%	-1.31%
2008	1.20% to 1.40%	2,156	75.21 to 713.21	1,537,800	2.17%	0.92% to 0.72%
2007	1.20% to 1.40%	2,339	74.53 to 708.11	1,656,493	4.96%	3.67% to 3.46%
Growth and Income Portfolio - Initial Shares (DGI)
2011	1.40%	388	993.36	385,424	1.25%	-4.14%
2010	1.40%	415	1,036.29	430,061	1.22%	16.96%
2009	1.40%	434	886.03	384,536	1.34%	27.00%
2008	1.40%	554	697.68	386,647	0.66%	-41.24%
Variable Series I - Bond VIP - Class A (SVSB1)
2011	1.40%	341	832.38	283,842	4.38%	4.22%
2010	1.40%	386	798.68	308,291	4.64%	5.31%
2009	1.40%	419	758.44	317,785	8.57%	8.54%
2008	1.40%	477	698.78	333,055	5.76%	-17.93%
2007	1.40%	592	851.41	503,882	4.99%	2.72%
Variable Series I - Growth & Income VIP - Class A (SVSGI1)
2011	1.40%	618	915.61	565,845	1.29%	-1.53%
2010	1.40%	696	929.83	647,164	1.63%	12.81%
2009	1.40%	748	824.27	616,555	2.16%	32.28%
2008	1.40%	796	623.12	496,111	2.13%	-39.17%
2007	1.40%	959	1,024.37	982,670	1.25%	-0.06%
Variable Series I - International VIP - Class A (SVSI1)
2011	1.40%	300	621.73	186,518	1.82%	-17.83%
2010	1.40%	404	756.63	305,677	2.27%	0.21%
2009	1.40%	470	755.03	354,864	4.83%	31.66%
2008	1.40%	533	573.46	305,828	1.47%	-48.93%
2007	1.40%	690	1,122.98	775,000	2.39%	12.99%
Capital Income Fund II (FVU2)
2011	1.40%	60	914.76	54,886	3.91%	3.32%
2010	1.40%	65	885.37	57,549	6.61%	10.53%
2009	1.40%	63	801.04	50,466	9.32%	26.49%
2008	1.40%	69	633.26	43,455	6.47%	-21.49%
2007	1.40%	91	806.58	73,240	5.11%	2.58%
Fund for US Government Securities II (FVUS2)
2011	1.40%	179	970.04	173,638	4.22%	4.31%
2010	1.40%	205	929.95	190,641	5.05%	3.71%
2009	1.40%	393	896.73	352,414	5.16%	3.75%
2008	1.40%	294	864.35	254,091	5.79%	2.83%
2007	1.40%	500	840.56	419,978	5.37%	4.80%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.40%	36	560.15	20,165	2.77%	33.58%
2008	1.40%	17	419.32	6,995	0.96%	-43.49%
2007	1.40%	11	742.02	8,311	0.76%	15.66%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.40%	552	1,377.71	760,497	2.31%	-0.43%
2010	1.40%	705	1,383.65	975,477	1.72%	13.55%
2009	1.40%	893	1,218.55	1,088,161	2.26%	28.40%
2008	1.40%	1,137	949.04	1,079,096	2.12%	-43.45%
2007	1.40%	1,581	1,678.33	2,652,798	1.63%	0.11%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2011	1.40%	253	$993.71	$251,410	7.00%	2.59%
2010	1.40%	288	968.64	278,968	6.94%	12.24%
2009	1.40%	367	863.00	316,719	6.72%	41.96%
2008	1.40%	491	607.92	298,649	7.93%	-26.03%
2007	1.40%	625	821.83	513,560	7.48%	1.35%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	1.40%	574	1,109.31	636,744	2.25%	-3.91%
2010	1.40%	497	1,154.48	573,775	1.68%	12.68%
2009	1.40%	528	1,024.59	540,983	2.44%	27.32%
2008	1.40%	617	804.75	496,546	2.48%	-29.71%
2007	1.40%	765	1,144.90	875,463	6.12%	13.89%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.40%	1,105	1,586.71	1,753,314	1.44%	33.82%
2008	1.40%	1,265	1,185.68	1,499,756	0.94%	-43.31%
2007	1.40%	1,488	2,091.69	3,112,393	0.89%	15.95%
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	1.40%	83	314.43	26,098	1.87%	43.44%
2008	1.40%	14	219.21	2,988	0.13%	-55.76%
2007	1.40%	14	495.52	6,777	0.00%	21.19%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	1.40%	834	1,215.85	1,014,020	0.34%	-1.19%
2010	1.40%	993	1,230.47	1,221,853	0.27%	22.45%
2009	1.40%	1,197	1,004.88	1,202,847	0.43%	26.50%
2008	1.40%	1,577	794.35	1,252,546	0.76%	-47.90%
2007	1.40%	1,955	1,524.78	2,981,016	0.89%	25.19%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	1.40%	142	341.97	48,560	0.13%	-1.42%
2010	1.40%	142	346.89	49,259	0.03%	22.14%
2009	1.40%	142	284.01	40,329	0.30%	26.19%
2008	1.40%	113	225.07	25,469	0.58%	-48.04%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2011	1.40%	68	378.86	25,763	1.15%	-18.49%
2010	1.40%	68	464.79	31,606	1.09%	11.26%
2009	1.40%	68	417.74	28,407	3.77%	24.47%
2008	1.40%	61	335.63	18,163	2.69%	-44.74%
2007	1.40%	54	607.37	32,910	2.86%	15.42%
High Yield Portfolio - Administrative Class (PMVHYA)
2011	1.40%	19	854.30	16,232	6.97%	1.89%
2010	1.40%	19	838.42	15,930	9.36%	12.90%
2009	1.40%	19	742.64	14,110	10.18%	38.24%
2007	1.40%	84	712.45	59,615	6.95%	2.06%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	1.40%	55	948.87	52,188	2.63%	2.16%
2010	1.40%	56	928.82	52,014	2.58%	6.60%
2009	1.40%	56	871.32	48,794	5.91%	12.43%
2008	1.40%	131	774.97	101,823	4.58%	3.28%
2007	1.40%	358	750.34	268,892	4.78%	7.21%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	1.40%	122	980.27	119,592	7.64%	6.64%
2010	1.40%	132	919.22	121,337	5.05%	4.72%
2009	1.40%	192	877.79	168,536	3.65%	4.51%
2008	1.40%	171	839.93	143,971	6.45%	2.17%
2007	1.40%	114	822.11	93,877	5.38%	8.18%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	1.40%	234	956.84	223,901	0.96%	-26.77%
2010	1.40%	262	1,306.61	342,332	0.67%	25.08%
2009	1.40%	334	1,044.63	348,908	0.21%	110.22%
2008	1.40%	524	496.93	260,592	0.00%	-65.27%
2007	1.40%	780	1,430.89	1,116,245	0.44%	35.69%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	1.40%	100	1,527.11	152,711	1.14%	-17.61%
2010	1.40%	112	1,853.53	207,595	0.36%	27.44%
2009	1.40%	43	1,454.43	62,540	0.39%	55.34%
2008	1.40%	46	936.26	39,884	0.29%	-46.88%
2007	1.40%	62	1,762.40	109,723	0.13%	43.33%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	1.40%	336	$403.47	$ 135,564	0.00%	-0.97%
2010	1.40%	384	407.42	156,449	0.00%	33.66%
2009	1.40%	277	304.82	84,434	0.00%	38.35%
2008	1.40%	398	220.32	87,686	0.00%	-45.13%
2007	1.40%	1,198	401.54	481,129	0.00%	20.61%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.40%	118	646.14	76,244	0.14%	-6.83%
2010	1.40%	171	693.51	118,590	0.82%	22.04%
2009	1.40%	155	568.28	88,083	0.00%	45.68%
2008	1.40%	144	390.08	56,244	2.00%	-40.93%
2007	1.40%	213	660.39	140,704	0.62%	5.14%
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	1.20% to 1.40%	646	98.12 to 795.11	347,730	2.71%	-26.45% to -26.59%
2007	1.20% to 1.40%	715	133.41 to 1,083.18	541,383	2.19%	3.39% to 3.19%
NACM Small Cap Portfolio Class I (obsolete) (OCCSC)
2009	1.40%	408	1,057.63	431,513	0.05%	13.97%
2008	1.40%	480	928.00	445,057	0.00%	-42.45%
2007	1.40%	583	1,612.44	940,311	0.00%	-0.83%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	1.20% to 1.40%	434	109.71 to 1,048.51	374,661	0.00%	-46.75% to -46.85%
2007	1.20% to 1.40%	532	206.02 to 1,972.88	892,124	0.00%	7.51% to 7.73%
OpCap Managed Portfolio Class I (obsolete) (OCCM)
2009	1.40%	611	1,226.07	749,128	2.30%	22.97%
2008	1.40%	825	997.05	822,177	3.15%	-30.74%
2007	1.40%	958	1,439.62	1,378,333	2.05%	1.61%
Premier VIT - OpCap Equity Portfolio (obsolete) (OCCE)
2008	1.40%	276	957.25	264,286	0.83%	-39.67%
2007	1.40%	321	1,586.70	509,376	0.65%	2.65%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	1.40%	84	569.28	47,771	6.35%	-55.74%
2007	1.40%	151	1,286.30	193,906	1.31%	-0.52%

2011	Contract owners equity:			$11,697,961
2010	Contract owners equity:			$14,247,172
2009	Attributable to Nationwide Life Insurance Company			258,787
2009	Contract owners equity:			$15,636,384
2008	Attributable to Nationwide Life Insurance Company			201,621
2008	Contract owners equity:			$15,401,216
2007	Attributable to Nationwide Life Insurance Company			310,679
2007	Contract owners equity:			$32,252,947

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.